Related Party Transactions - Related Party Accounts Payable (Details) - Related Party - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Accounts payable	$ 19.8	$ 0.0
Reimbursable Costs Under Paragon Agreement
Related Party Transaction [Line Items]
Accounts payable	16.8	0.0
Parapyre Option Obligation
Related Party Transaction [Line Items]
Accounts payable	$ 3.0	$ 0.0